INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits	¥ 130,632	$ 18,940	¥ (423,247)	¥ (93,518)
Aggregate carrying amount of the Group's investments in the associates	6,402,638		6,441,793	¥ 7,001,103	$ 928,295
Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits	119,028		(438,462)
Share of the associates' total other comprehensive income	(5,628)		6,292
Share of the associates' total comprehensive income	113,400		(432,170)
Aggregate carrying amount of the Group's investments in the associates	¥ 5,152,598		¥ 5,178,721